Heartland International Small Cap Fund (Prospectus Summary) | Heartland International Small Cap Fund
Summary Section
Investment Objective
The Heartland International Small Cap Fund (the "Fund") seeks long-term capital appreciation with modest current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Heartland International Small Cap Fund
Redemption Fee (as a percentage of the then-current net asset value of shares redeemed after being held 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Heartland International Small Cap Fund
Management Fees		0.85%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		3.13%
Total Annual Fund Operating Expenses		4.23%
Fee Waiver and/or Expense Reimbursement		(2.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.75%
[1]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Heartland Advisors, Inc. (the "Advisor"), and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.75% of the Fund's average net assets, through at least October 1, 2013. The operating expense limitation agreement may be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses described herein.

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Heartland International Small Cap Fund	178	726	1,650	4,021

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. For the period from October 1, 2010 (commencement of operations) to May 31, 2011, the Fund's portfolio turnover rate was 22.29% of the average value of its portfolio.

Principal Investment Strategies
The Fund primarily invests in non-U.S. and U.S. common stocks, selected on a value basis and whose current market prices, in the Advisor's judgment, are undervalued relative to their true worth. At least a majority of the Fund's assets are invested in dividend paying common stocks, which may provide modest income to the Fund. The Fund invests primarily in a concentrated number of common stocks. The Fund utilizes the Advisor's disciplined and time-tested 10

Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk.

Under normal circumstances, the Fund invests at least 80% of its net assets primarily in non-U.S. and U.S. equity securities (including common stock,

preferred stock, and options) of small cap companies, which are companies generally with market capitalizations of up to $4 billion at the time of purchase. The median market capitalization of the Fund is expected to fluctuate over time depending on the Advisor's perceptions of relative valuations, future prospects and market conditions.

Under normal market conditions, the Fund primarily invests in common stocks,

both outside and within the U.S. The Fund may invest up to 50% of its net assets at market value at the time of purchase in emerging and less developed markets. The Fund's investments in foreign securities may include depositary receipts, such as American Depositary Receipts ("ADRs"). The Fund may invest up to 10% of its net assets measured at the time of purchase in ADRs. The Fund invests a significant portion of its assets in securities that are traded in currencies other than U.S. dollars, so the Fund may buy and sell foreign currencies to facilitate transactions in portfolio securities. At least 40% of the Fund's net assets, calculated at the time of purchase, will be invested in foreign securities or securities of U.S. companies whose revenue or operating income is derived from outside of the U.S. A foreign company or issuer is any company or issuer whose primary operations are located outside the United States and its territories. The Fund intends to invest at all times in securities of issuers representing at least three different countries, not including the

United States.

The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country. However, since securities of companies representing numerous different countries may be listed and traded on registered U.S. stock exchanges or the Nasdaq National Market, at times more than 35% of the Fund's net assets may be invested in companies that are traded on registered U.S. stock exchanges or the Nasdaq National Market.

From time to time, the Advisor may conclude that a security other than an equity security presents a more attractive risk/reward profile. As a result, the Fund may invest up to an aggregate of 20% of its net assets at market value at the time of purchase in investment grade debt securities and convertible debt securities of non-U.S. and U.S. issuers that meet the Fund's investment criteria.

The Advisor's 10 Principles of Value Investing(TM) consist of the following criteria for selecting securities: (1) catalyst for recognition; (2) low price in relation to earnings; (3) low price in relation to cash flow; (4) low price in relation to book value; (5) financial soundness; (6) positive earnings dynamics; (7) sound business strategy; (8) capable management and insider ownership; (9) value of the company; and (10) positive technical analysis. The

Fund may sell an investment when the Advisor determines that the potential for value no longer exists; when a company demonstrates a deteriorating financial position; when the risks related to investing in a foreign company become unacceptable; or when the investment no longer meets the criteria of the

Advisor's 10 Principles of Value Investing(TM).

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the

Fund. The principal risks of investing in the Fund include:

·  Management Risk. Strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

·  General Market Risk. Certain investments selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

·  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

·  Foreign Securities and Emerging Markets Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments. In addition, the Fund may invest in emerging markets which may be more volatile than the markets of developed countries.

·  Small Cap Company Risk. Investing in securities of small cap companies generally involves a higher degree of risk than investing in securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decrease.

·  Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

·  Limited Portfolio Risk. As the Fund invests in a limited number of securities,

   a change in the value of any single holding may have a more pronounced effect on the Fund's net asset value ("NAV") and performance than would be the case if it held more positions. This generally will increase the volatility of the

   Fund's NAV and investment return.

·  Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund's non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

·  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

·  Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Performance
Performance information for the Fund has not been presented because, as of the date of this Prospectus, the Fund has not been in operation for a full calendar year.